Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Income Taxes
Loss before income taxes was as follows for the years ended December 31, (in thousands):

	2022	2021
U.S. operations	$(73,132)	$(61,541)
Non-U.S. operations	(2,927)	(6,746)

Loss before provision for income taxes	$(76,059)	$(68,287)

Schedule Of Components Of Provision For Income Taxes
The components of the provision for income taxes was as follows for the years ended December 31, (in thousands):

	2022	2021
Current:
U.S.	$—	$—
State and local	1	1
Foreign	1,936	—

Total current	1,937	1

Deferred:
U.S.	—	—

Total deferred	—	—

Total provision for income taxes	$1,937	$1

Schedule Of Reconciliation of Statutory Income Tax Rate To Effective Income Tax Rate
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, was as follows:

	2022	2021
Income tax benefit at Cayman statutory rate	0.00%	0.00%
U.S. and non-U.S. rate differential	21.57%	19.49%
State taxes	4.77%	3.94%
R&D credits	0.73%	3.00%
Change in valuation allowance	(27.61%)	(25.79%)
Share-based compensation	(3.62%)	(0.66%)
Ambrx Shanghai reorganization	1.77%	0.00%
Other, net	(0.16%)	0.02%

Effective tax rate	(2.55%)	(0.00%)

Schedule Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets as of December 31, are shown below (in thousands):

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$57,647	$48,179
R&D credits	16,385	14,317
Capitalized R&D	8,980	—
Lease liabilities	3,110	3,662
Share-based compensation	1,219	3,223
Deferred revenues	454	1,575
Intangible assets	337	—
Other	945	1,047

Total deferred tax assets	89,077	72,003

Deferred tax liabilities:
IPR&D	(5,436)	(5,841)
Right-of-use assets	(2,847)	(3,553)
Intangible assets	—	(2,445)

Total deferred tax liabilities	(8,283)	(11,839)

Net deferred tax assets	80,794	60,164
Less: valuation allowance	(81,674)	(61,044)

	$(880)	$(880)

Schedule Of Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows (in thousands):

	December 31,
	2022	2021
Beginning balance	$2,767	$2,282
Additions based on tax positions related to the current year	1,958	485

Ending balance	$4,725	$2,767